Payables - Summary of Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Payables [Abstract]
Trade payables	$ 759	$ 191
Other payables	1,270	390
Interest payable	65	58
Total payables	$ 2,094	$ 639